Schedule of Loss on Debt Extinguishment (Details) (Parenthetical) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Loss on debt extinguishment - related party	$ 907,500	$ 907,500		$ 291,000
Related Party [Member]
Short-Term Debt [Line Items]
Loss on debt extinguishment - related party				$ 291,000
Notes Payable One [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Share price				$ 4.85
Lender [Member] | Notes Payable One [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Number of redeemed, shares				60,000